August 2018
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Jacqueline Evans
Account Administrator
312-332-7426
jacqueline.evans@usbank.com
http://pivot.usbank.com/
190 S La Salle St.
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Cantor Commercial Real Estate Lending, L.P.
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
RAIT Funding, LLC
Mortgage Loan Seller:
Redwood Commercial Mortgage Corporation
Depositor:
Citigroup Commercial Mortgage Securities Inc.
Trustee:
U.S. Bank National Association
Certificate Administrator:
U.S. Bank National Association
Custodian:
U.S. Bank National Association
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Payment Date:
Aug 10, 2018
Prior Payment:
Jul 12, 2018
Next Payment:
Sep 12, 2018
Record Date:
Jul 31, 2018
Determination Date:
Aug 6, 2018
First Payment Date:
Jun 12, 2014
Closing Date:
May 22, 2014
Rated Final Distribution Date:
May 10, 2047
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust Services ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S.
Bank has not independently verified information received from any such third party.
Payment Detail

Payment Detail (Exchange Certificates)

Factor Detail

Principal Detail

Interest Detail

Reconciliation of Funds

Additional Reconciliation Detail

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

REO Status Report

REO Additional Detail

Material Breaches and Document Defects

Mortgage Loan Characteristics

Bond/Collateral Realized Loss Reconciliation

Historical Delinquency & Liquidation (Stated)

Delinquency Summary Report

Historical Liquidation Loss Loan Detail

Additional Loan Detail

Investor Notice

Effective
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
A-1
1.242000%
52,329,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
2.904000%
63,220,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
3.493000%
9,600,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.575000%
240,000,000.00
226,625,998.29
12,176,324.06
1,125,149.74
13,301,473.80
0.00
214,449,674.23
A-5
3.855000%
291,371,000.00
291,371,000.00
0.00
936,029.34
936,029.34
0.00
291,371,000.00
A-AB
3.477000%
71,630,000.00
71,630,000.00
0.00
207,547.93
207,547.93
0.00
71,630,000.00
X-A
1.357824%
786,663,000.00
648,139,998.29
0.00
1,418,974.42
1,418,974.42
0.00
635,963,674.23
X-B
0.582830%
115,723,000.00
115,723,000.00
0.00
56,205.67
56,205.67
0.00
115,723,000.00
X-C
1.500582%
24,705,000.00
24,705,000.00
0.00
30,893.24
30,893.24
0.00
24,705,000.00
X-D
1.500582%
62,413,547.00
62,413,547.00
0.00
78,047.22
78,047.22
0.00
62,413,547.00
A-S
4.026000%
58,513,000.00
58,513,000.00
0.00
196,311.12
196,311.12
0.00
58,513,000.00
100.00%
B
4.328000%
70,214,000.00
70,214,000.00
0.00
253,238.49
253,238.49
0.00
70,214,000.00
100.00%
C
4.780000%
45,509,000.00
45,509,000.00
0.00
181,277.52
181,277.52
0.00
45,509,000.00
100.00%
D
5.088582%
50,711,000.00
50,711,000.00
0.00
215,039.25
215,039.25
0.00
50,711,000.00
E
3.588000%
24,705,000.00
24,705,000.00
0.00
73,867.95
73,867.95
0.00
24,705,000.00
F
3.588000%
13,003,000.00
13,003,000.00
0.00
38,878.97
38,878.97
0.00
13,003,000.00
G
3.588000%
49,410,547.00
49,410,547.00
0.00
147,737.54
147,737.54
0.00
49,410,547.00
R
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,040,215,547.00
901,692,545.29
12,176,324.06
4,959,198.38
17,135,522.44
0.00
889,516,221.23
August 2018
PAYMENT DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Exchanged
A-S
4.026000%
58,513,000.00
58,513,000.00
0.00
0.00
0.00
0.00
58,513,000.00
0.00%
B
4.328000%
70,214,000.00
70,214,000.00
0.00
0.00
0.00
0.00
70,214,000.00
0.00%
C
4.780000%
45,509,000.00
45,509,000.00
0.00
0.00
0.00
0.00
45,509,000.00
0.00%
PEZ
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
174,236,000.00
174,236,000.00
0.00
0.00
0.00
0.00
174,236,000.00
August 2018
PAYMENT DETAIL (EXCHANGE CERTIFICATES)
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
17322MAS5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
17322MAT3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-3
17322MAU0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
17322MAV8
944.27499288
50.73468358
4.68812390
55.42280749
0.00000000
893.54030929
A-5
17322MAW6
1000.00000000
0.00000000
3.21250000
3.21250000
0.00000000
1000.00000000
A-AB
17322MAX4
1000.00000000
0.00000000
2.89750000
2.89750000
0.00000000
1000.00000000
X-A
17322MBB1
823.91061775
0.00000000
1.80378946
1.80378946
0.00000000
808.43216756
X-B
17322MBC9
1000.00000000
0.00000000
0.48569140
0.48569140
0.00000000
1000.00000000
X-C
17322MAJ5
1000.00000000
0.00000000
1.25048526
1.25048526
0.00000000
1000.00000000
X-D
17322MAL0
1000.00000000
0.00000000
1.25048526
1.25048526
0.00000000
1000.00000000
A-S
17322MAY2
1000.00000000
0.00000000
3.35500000
3.35500000
0.00000000
1000.00000000
B
17322MAZ9
1000.00000000
0.00000000
3.60666667
3.60666667
0.00000000
1000.00000000
C
17322MBA3
1000.00000000
0.00000000
3.98333333
3.98333333
0.00000000
1000.00000000
D
17322MAA4
1000.00000000
0.00000000
4.24048526
4.24048526
0.00000000
1000.00000000
E
17322MAC0
1000.00000000
0.00000000
2.99000000
2.99000000
0.00000000
1000.00000000
F
17322MAE6
1000.00000000
0.00000000
2.99000000
2.99000000
0.00000000
1000.00000000
G
17322MAG1
1000.00000000
0.00000000
2.99000007
2.99000007
0.00000000
1000.00000000
R
17322MAN6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PEZ
17322MBD7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
S
17322MAQ9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
August 2018
FACTOR DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Operating
Cumulative
Beginning
Scheduled
Unscheduled
Realized
Advisor
Ending
Realized
Class
Balance
Principal
Principal
Loss
Expenses
Balance
Loss
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
226,625,998.29
907,213.14
11,269,110.92
0.00
0.00
214,449,674.23
0.00
A-5
291,371,000.00
0.00
0.00
0.00
0.00
291,371,000.00
0.00
A-AB
71,630,000.00
0.00
0.00
0.00
0.00
71,630,000.00
0.00
A-S
58,513,000.00
0.00
0.00
0.00
0.00
58,513,000.00
0.00
B
70,214,000.00
0.00
0.00
0.00
0.00
70,214,000.00
0.00
C
45,509,000.00
0.00
0.00
0.00
0.00
45,509,000.00
0.00
D
50,711,000.00
0.00
0.00
0.00
0.00
50,711,000.00
0.00
E
24,705,000.00
0.00
0.00
0.00
0.00
24,705,000.00
0.00
F
13,003,000.00
0.00
0.00
0.00
0.00
13,003,000.00
0.00
G
49,410,547.00
0.00
0.00
0.00
0.00
49,410,547.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
901,692,545.29
907,213.14
11,269,110.92
0.00
0.00
889,516,221.23
0.00
August 2018
PRINCIPAL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
675,156.62
0.00
0.00
0.00
449,993.12
1,125,149.74
0.00
A-5
936,029.34
0.00
0.00
0.00
0.00
936,029.34
0.00
A-AB
207,547.93
0.00
0.00
0.00
0.00
207,547.93
0.00
X-A
733,383.11
0.00
0.00
0.00
685,591.31
1,418,974.42
0.00
X-B
56,205.67
0.00
0.00
0.00
0.00
56,205.67
0.00
X-C
30,893.24
0.00
0.00
0.00
0.00
30,893.24
0.00
X-D
78,047.22
0.00
0.00
0.00
0.00
78,047.22
0.00
A-S
196,311.12
0.00
0.00
0.00
0.00
196,311.12
0.00
B
253,238.49
0.00
0.00
0.00
0.00
253,238.49
0.00
C
181,277.52
0.00
0.00
0.00
0.00
181,277.52
0.00
D
215,039.25
0.00
0.00
0.00
0.00
215,039.25
0.00
E
73,867.95
0.00
0.00
0.00
0.00
73,867.95
0.00
F
38,878.97
0.00
0.00
0.00
0.00
38,878.97
0.00
G
147,737.54
0.00
0.00
(0.00)
0.00
147,737.54
13,450.28
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
PEZ
0.00
0.00
0.00
0.00
0.00
0.00
0.00
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
3,823,613.95
0.00
0.00
(0.00)
1,135,584.43
4,959,198.38
13,450.28
August 2018
INTEREST DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Interest
Fees
Scheduled Interest
3,841,181.00
Master Servicing Fee
11,547.44
Interest Adjustments
0.00
Trustee/Certificate Administrator Fees
1,242.33
Deferred Interest
0.00
Operating Advisor Fee
970.57
Net Prepayment Shortfall
0.00
Special Servicing Fee
0.00
Net Prepayment Interest Excess
0.00
Workout Fee
0.00
Interest Reserve (Deposit)/Withdrawal
0.00
Liquidation Fee
0.00
Interest Collections
3,841,181.00
Special Serv Fee plus Adj.
0.00
CREFC Intellectual Property Royalty License Fee
388.25
CCRE Strip
3,418.46
Principal
Miscellaneous Fee
0.00
Scheduled Principal
907,213.14
Fee Distributions
17,567.05
Unscheduled Principal
11,269,110.92
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
12,176,324.06
Reimbursed for Interest on Advances
0.00
Net ASER Amount
0.00
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
0.00
Other
Additional Trust Fund Expenses
0.00
Yield Maintenance
1,135,584.42
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
1,135,584.42
Interest Distribution
3,823,613.95
Principal Distribution
12,176,324.06
Yield Maintenance
1,135,584.43
Prepayment Premium
0.00
Payments to Certificateholders
17,135,522.44
Total Collections
17,153,089.48
Total Distribution
17,153,089.49
Funds Collection
Funds Distribution
August 2018
RECONCILIATION OF FUNDS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Stated Principal Balance
P&I Advances:
Beginning
Ending
Total
901,692,546.01
889,516,221.95
P & I Advances
Not Provided
Miscellaneous Advances
Not Provided
Outstanding P & I Advances
42,759.69
Ending pool Factor
0.855127
Ending Loan Count
68
Disclosable Special Servicer Fees
Commission
0.00
Brokerage Fee
0.00
Weighted Average Remaining Term to Maturity
63
Rebate
0.00
Shared Fee
0.00
Other
0.00
Weighted Average Mortgage Rate
5.1119611%
Controlling Class:
G
Excess Liquidation Proceeds Account
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Controlling Class Representative:
Seer Capital Partners Master Fund L.P.
CCRE Strip for the Distribution Date
3,418.46
August 2018
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

August 2018
INTEREST ADJUSTMENT RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
-1,135,584.42
26
0.00
Count:
Totals:
1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
-1,135,584.42
Total Interest Shortfall hitting the Trust:
-1,135,584.42
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

August 2018
APPRAISAL REDUCTION REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
Count:
Totals:

August 2018
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
1
Retail
ME
04/03/24
N
125,000,000.00
501,597.22
0.00
08/03/18
0.00
0
501,597.22
0.00
4.660
1.86
12/31/17
2
Other
XX
01/06/24
05/14/18
3
Mixed Use
OH
12/01/23
N
44,647,806.12
253,648.22
0.00
08/01/18
0.00
0
192,496.90
0.00
5.000
1.63
12/31/17
4
Multifamily
NY
04/06/44
N
45,500,000.00
188,066.67
0.00
08/06/18
0.00
0
188,066.67
0.00
4.800
1.49
12/31/17
5
Self Storage
XX
04/06/34
N
37,261,198.82
210,107.99
0.00
08/06/18
0.00
0
154,563.88
0.00
4.810
3.06
12/31/17
6
Multifamily
MI
05/06/24
N
34,400,000.00
143,371.56
0.00
08/06/18
0.00
0
143,371.56
0.00
4.840
2.19
12/31/17
7
Office
TN
04/06/24
N
27,821,107.96
165,115.81
0.00
08/06/18
0.00
0
122,070.15
0.00
5.088
2.15
12/31/17
8
Retail
WI
04/01/24
N
22,483,729.07
135,843.52
0.00
08/01/18
0.00
0
106,623.83
0.00
5.500
1.42
12/31/17
9
Retail
NJ
05/06/24
N
22,454,798.26
121,121.90
0.00
08/06/18
0.00
0
91,743.87
0.00
4.739
1.32
12/31/17
10
Industrial
NY
04/05/24
N
18,598,811.25
105,516.50
0.00
08/05/18
0.00
0
78,111.11
0.00
4.870
1.34
12/31/16
11
Office
TN
04/06/24
N
17,813,583.93
105,625.90
0.00
08/06/18
0.00
0
81,562.64
0.00
5.310
1.41
12/31/17
12
Office
NC
03/06/24
N
16,358,667.96
95,910.71
0.00
08/06/18
0.00
0
73,112.76
0.00
5.183
1.57
12/31/17
13
Retail
GA
03/06/24
N
16,652,145.54
90,017.00
0.00
08/06/18
0.00
0
70,059.88
0.00
4.880
1.51
12/31/17
14
Retail
NJ
03/06/24
N
16,279,381.76
87,225.62
0.00
08/06/18
0.00
0
67,370.18
0.00
4.800
1.56
12/31/17
15
Multifamily
NC
04/06/24
N
16,556,000.00
68,652.44
0.00
08/06/18
0.00
0
68,652.44
0.00
4.816
1.54
12/31/17
16
Industrial
XX
04/06/24
N
15,046,285.59
89,146.33
0.00
08/06/18
0.00
0
68,788.43
0.00
5.302
1.26
12/31/17
17
Multifamily
TX
05/06/24
N
14,938,687.36
84,527.70
0.00
08/06/18
0.00
0
62,610.13
0.00
4.860
1.19
12/31/17
18
Multifamily
TX
04/06/24
N
14,689,079.98
83,589.46
0.00
08/06/18
0.00
0
62,070.55
0.00
4.900
2.14
12/31/17
19
Multifamily
MI
04/06/19
N
14,392,022.33
78,103.73
0.00
08/06/18
0.00
0
57,338.87
0.00
4.620
1.88
12/31/17
20
Mixed Use
NC
05/06/24
N
14,477,246.74
82,155.17
0.00
08/06/18
0.00
0
63,163.33
0.00
5.060
1.79
12/31/17
21
Office
TX
02/06/19
N
15,190,000.00
57,160.81
0.00
08/06/18
0.00
0
57,160.81
0.00
4.370
0.00
22
Multifamily
NY
05/06/24
N
14,234,992.26
76,076.48
0.00
08/06/18
0.00
0
58,908.93
0.00
4.800
1.13
12/31/17
23
Office
KY
04/05/24
N
12,038,508.48
91,007.39
0.00
08/05/18
0.00
0
50,136.14
0.00
4.820
1.52
12/31/17
24
Multifamily
NC
04/06/24
N
12,800,000.00
54,620.62
0.00
08/06/18
0.00
0
54,620.62
0.00
4.956
1.39
12/31/17
25
Retail
CA
05/06/24
N
11,966,767.52
72,908.03
0.00
08/06/18
0.00
0
57,779.37
0.00
5.600
1.60
12/31/17
26
Office
CA
04/06/24
N
0.00
63,440.63
11,269,110.92 07/24/18
08/06/18
0.00
0
46,590.33 1,135,584.42
4.794
2.45
12/31/17
27
Lodging
XX
04/06/24
N
10,104,522.20
66,982.26
0.00
08/06/18
0.00
0
46,392.98
0.00
5.321
1.58
12/31/17
28
Mixed Use
GA
04/06/24
N
10,664,298.47
57,445.83
0.00
08/06/18
0.00
0
44,674.34
0.00
4.859
1.24
12/31/17
29
Industrial
NC
03/06/21
N
10,163,960.87
59,511.07
0.00
08/06/18
0.00
0
45,308.24
0.00
5.170
1.94
12/31/16
30
Industrial
CO
04/06/24
N
9,866,334.67
64,986.38
0.00
08/06/18
0.00
0
44,653.41
0.00
5.245
1.69
12/31/17
31
Lodging
SC
04/06/24
N
9,983,485.48
58,257.71
0.00
08/06/18
0.00
0
44,331.44
0.00
5.150
2.94
12/31/17
32
Retail
TX
04/06/24
N
10,433,526.13
56,152.86
0.00
08/06/18
0.00
0
43,635.73
0.00
4.851
1.85
12/31/17
33
Office
TX
02/06/19
N
10,360,000.00
38,985.26
0.00
08/06/18
0.00
0
38,985.26
0.00
4.370
0.00
34
Retail
NJ
04/06/24
N
9,639,807.74
56,367.69
0.00
08/06/18
0.00
0
42,975.51
0.00
5.170
1.41
12/31/17
35
Lodging
NC
04/06/24
N
9,440,802.84
55,090.94
0.00
08/06/18
0.00
0
41,921.67
0.00
5.150
2.44
12/31/17
36
Lodging
NC
04/06/24
N
9,440,802.84
55,090.94
0.00
08/06/18
0.00
0
41,921.67
0.00
5.150
2.60
12/31/17
37
Retail
FL
05/06/19
N
9,224,084.19
52,173.46
0.00
08/06/18
0.00
0
39,993.92
0.00
5.029
0.00
38
Office
CT
04/06/24
N
9,000,241.45
53,727.54
0.00
08/06/18
0.00
0
38,316.65
0.00
4.936
1.33
12/31/17
39
Lodging
NC
04/06/24
N
8,561,283.19
49,958.58
0.00
08/06/18
0.00
0
38,016.18
0.00
5.150
2.42
12/31/17
40
Multifamily
TX
04/06/24
N
8,469,104.03
51,723.87
0.00
08/06/18
0.00
0
40,964.81
0.00
5.610
2.12
12/31/17
41
Retail
UT
05/06/24
N
8,209,738.38
47,210.73
0.00
08/06/18
0.00
0
35,535.80
0.00
5.020
1.61
12/31/17

August 2018
LOAN LEVEL DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
42
Mixed Use
XX
04/06/24
N
8,456,537.17
47,239.64
0.00
08/06/18
0.00
0
36,819.50
0.00
5.050
1.37
12/31/17
43
Self Storage
CA
05/06/24
N
8,350,000.00
34,800.94
0.00
08/06/18
0.00
0
34,800.94
0.00
4.840
2.92
06/30/17
44
Mixed Use
LA
04/06/24
N
8,032,542.99
44,262.58
0.00
08/06/18
0.00
0
34,591.57
0.00
4.995
1.51
12/31/17
45
Multifamily
WI
04/01/24
N
7,862,373.68
42,827.47
0.00
07/01/18
0.00
B
34,592.20
0.00
5.104
1.16
12/31/17
46
Self Storage
AZ
12/06/23
N
7,190,538.04
41,325.85
0.00
08/06/18
0.00
0
30,991.36
0.00
4.998
0.00
47
Retail
IN
04/06/24
N
6,644,622.62
37,792.63
0.00
08/06/18
0.00
0
28,049.08
0.00
4.895
1.22
12/31/17
48
Multifamily
MI
05/06/24
N
6,250,689.68
35,152.58
0.00
08/06/18
0.00
0
25,874.53
0.00
4.800
2.87
12/31/17
49
Retail
WI
04/06/19
N
6,332,600.05
39,634.30
0.00
08/06/18
0.00
0
30,390.64
0.00
5.565
0.95
12/31/17
50
Retail
NC
02/01/24
N
6,099,760.48
35,182.52
0.00
08/01/18
0.00
0
27,667.82
0.00
5.261
1.64
12/31/17
51
Self Storage
NV
02/06/19
N
5,850,311.56
33,719.95
0.00
08/06/18
0.00
0
25,358.53
0.00
5.027
0.00
52
Industrial
NJ
05/06/24
N
5,472,008.02
36,114.33
0.00
08/06/18
0.00
0
25,000.75
0.00
5.295
1.67
12/31/17
53
Retail
GA
04/06/24
N
5,594,365.51
31,770.71
0.00
08/06/18
0.00
0
23,543.34
0.00
4.880
1.98
12/31/17
54
Multifamily
MI
05/06/24
N
5,384,522.79
36,154.40
0.00
08/06/18
0.00
0
25,551.91
0.00
5.500
1.56
12/31/17
55
Multifamily
TX
05/06/24
N
4,832,450.85
26,369.44
0.00
08/06/18
0.00
0
20,187.18
0.00
4.845
2.75
12/31/17
56
Self Storage
XX
04/06/24
N
4,297,466.99
24,347.28
0.00
08/06/18
0.00
0
18,638.73
0.00
5.030
2.09
12/31/16
57
Retail
IL
03/06/24
N
4,413,654.72
24,709.99
0.00
08/06/18
0.00
0
19,785.42
0.00
5.200
1.66
12/31/17
58
Retail
NV
04/06/24
N
4,152,015.52
22,864.39
0.00
08/06/18
0.00
0
17,600.48
0.00
4.917
0.00
59
Self Storage
CA
05/06/24
N
4,075,000.00
16,983.69
0.00
08/06/18
0.00
0
16,983.69
0.00
4.840
3.95
06/30/17
60
Multifamily
MI
04/06/24
N
3,747,878.31
22,112.93
0.00
08/06/18
0.00
0
16,998.97
0.00
5.260
1.66
12/31/17
61
Retail
NC
04/06/24
N
3,740,747.78
21,742.58
0.00
08/06/18
0.00
0
16,483.47
0.00
5.110
1.79
12/31/17
62
Industrial
NV
04/06/24
N
3,733,227.30
21,361.77
0.00
08/06/18
0.00
0
15,950.43
0.00
4.955
2.26
12/31/17
63
Mobile Home
XX
05/06/24
N
3,471,573.85
23,154.13
0.00
08/06/18
0.00
0
16,234.90
0.00
5.420
2.43
12/31/17
64
Office
FL
04/06/24
N
3,517,668.95
21,283.56
0.00
08/06/18
0.00
0
16,725.64
0.00
5.515
1.73
12/31/17
65
Office
TX
05/01/24
N
3,421,357.01
19,974.96
0.00
08/01/18
0.00
0
15,252.71
0.00
5.170
1.95
12/31/17
66
Self Storage
TX
03/06/24
N
3,396,920.61
19,260.75
0.00
08/06/18
0.00
0
14,207.96
0.00
4.850
2.06
12/31/17
67
Retail
WV
04/01/24
N
3,304,888.83
19,596.38
0.00
08/01/18
0.00
0
15,132.02
0.00
5.310
1.82
12/31/17
68
Self Storage
MI
04/06/24
N
2,819,619.89
17,052.50
0.00
08/06/18
0.00
0
13,395.66
0.00
5.510
1.67
12/31/17
69
Multifamily
TX
01/06/24
N
2,635,588.45
15,415.16
0.00
08/06/18
0.00
0
11,755.47
0.00
5.173
0.00
70
Retail
FL
03/01/24
N
1,272,476.89
7,964.20
0.00
08/01/18
0.00
0
6,417.89
0.00
5.850
1.89
12/31/17
889,516,221.95
4,748,394.14
11,269,110.92
0.00
70
Totals:
Count:
3,841,181.00 1,135,584.42
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

August 2018
HISTORICAL LOAN MODIFICATION REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Ending
Scheduled
Balance
Comments
Ending
Unpaid
Balance

August 2018
REO STATUS REPORT
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8)Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

August 2018
ADDITIONAL RECONCILIATION DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

August 2018
MATERIAL BREACHES AND DOCUMENT DEFECTS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

August 2018
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
0M to 4.9M
16
$56,832,535.95
6.39%
5M to 9.9M
23
$179,356,557.40
20.16%
10M to 14.9M
13
$161,263,612.34
18.13%
15M to 19.9M
8
$132,494,876.03
14.90%
20M to 24.9M
2
$44,938,527.33
5.05%
25M to 29.9M
1
$27,821,107.96
3.13%
30M to 34.9M
1
$34,400,000.00
3.87%
35M to 39.9M
1
$37,261,198.82
4.19%
40M to 44.9M
1
$44,647,806.12
5.02%
45M to 49.9M
1
$45,500,000.00
5.12%
125M to 129.9M
1
$125,000,000.00
14.05%
Total
68
$889,516,221.95
100.00%
Remaining Principal Balance
0
4
8
12
16
20
24
0M t
o 4
.9
M
5M t
o 9
.9
M
10
M
t
o
14.9M
15
M
t
o
19.9M
20
M
t
o
24.9M
25
M
t
o
29.9M
30
M
t
o
34.9M
35
M
t
o
39.9M
40
M
t
o
44.9M
45
M
t
o
49.9M
12
5M
to
12
9.9M
Count
Balance ($)
%
4.250% - 4.490%
2
$25,550,000.00
2.87%
4.500% - 4.740%
3
$161,846,820.59
18.19%
4.750% - 4.990%
26
$346,299,244.62
38.93%
5.000% - 5.240%
21
$228,513,166.34
25.69%
5.250% - 5.490%
8
$65,060,501.21
7.31%
5.500% - 5.740%
7
$60,974,012.30
6.85%
5.750% - 5.990%
1
$1,272,476.89
0.14%
Total
68
$889,516,221.95
100.00%
Gross Rate
Total Weighted Average Rate: 4.95%
0
5
10
15
20
25
30
35
40
4.250% -
4.490%
4.500% -
4.740%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%

August 2018
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
MAINE
1
$125,000,000.00
14.05%
NORTH CAROLINA
10
$107,639,272.70
12.10%
TEXAS
10
$88,366,714.42
9.93%
VARIOUS
6
$78,637,584.62
8.84%
NEW YORK
3
$78,333,803.51
8.81%
MICHIGAN
6
$66,994,733.00
7.53%
NEW JERSEY
4
$53,845,995.78
6.05%
TENNESSEE
2
$45,634,691.89
5.13%
OHIO
1
$44,647,806.12
5.02%
WISCONSIN
3
$36,678,702.80
4.12%
GEORGIA
3
$32,910,809.52
3.70%
CALIFORNIA
3
$24,391,767.52
2.74%
FLORIDA
3
$14,014,230.03
1.58%
NEVADA
3
$13,735,554.38
1.54%
KENTUCKY
1
$12,038,508.48
1.35%
SOUTH CAROLINA
1
$9,983,485.48
1.12%
COLORADO
1
$9,866,334.67
1.11%
CONNECTICUT
1
$9,000,241.45
1.01%
UTAH
1
$8,209,738.38
0.92%
LOUISIANA
1
$8,032,542.99
0.90%
ARIZONA
1
$7,190,538.04
0.81%
INDIANA
1
$6,644,622.62
0.75%
ILLINOIS
1
$4,413,654.72
0.50%
WEST VIRGINIA
1
$3,304,888.83
0.37%
Total
68
$889,516,221.95
100.00%
Geographic Distribution by State
0
2
4
6
8
10
12
14
16
M
AI
NE
NO
RTH CAROLINA
TEXAS
VARIO
US
NEW YORK
M
IC
HIGAN
NEW
JE
RSEY
TENNESSEE
OH
IO
WISCONSIN
GE
O
RGIA
CALIFORNIA
FLORIDA
NEVADA
KENTUCKY
SO
UT
H
CAROLINA
CO
LO
RADO
CO
NNECTICUT
UTAH
LOUISIANA
ARIZONA
INDIANA
IL
LIN
O
IS
WEST
VIR
G
INIA
Count
Balance ($)
%
Industrial
6
$62,880,627.70
7.07%
Lodging
5
$47,530,896.55
5.34%
Mixed Use
5
$86,278,431.49
9.70%
Mobile Home Park
1
$3,471,573.85
0.39%
Multifamily
15
$206,693,389.72
23.24%
Office
9
$115,521,135.74
12.99%
Retail
19
$293,899,110.99
33.04%
Self Storage
8
$73,241,055.91
8.23%
Total
68
$889,516,221.95
100.00%
Property Type
7.1
Industrial
5.3
Lodging
9.7
Mixed Use
0.4
Mobile Home Park
23.2
Multifamily
13.0
Office
33.0
Retail
8.2
Self Storage
Industrial
7.1%
Lodging
5.3%
Mixed Use
9.7%
Mobile Home Park
0.4%
Multifamily
23.2%
Office
13.0%
Retail
33.0%
Self Storage
8.2%
Total:
100.0%

August 2018
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
51 - 53
66
$838,768,655.35
94.29%
54 - 56
2
$50,747,566.60
5.71%
Total
68
$889,516,221.95
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 52
0
20
40
60
80
100
51 - 53
54 - 56
Count
Balance ($)
%
6 - 8
3
$26,574,933.94
2.99%
9 - 11
3
$34,774,084.19
3.91%
30 - 32
1
$10,163,960.87
1.14%
63 - 65
1
$44,647,806.12
5.02%
66 - 68
45
$611,415,604.11
68.74%
69 - 71
15
$161,939,832.72
18.21%
Total
68
$889,516,221.95
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 63
0
10
20
30
40
50
60
70
6 - 8
9 - 11
30 - 32
63 - 65
66 - 68
69 - 71

August 2018
MORTGAGE LOAN CHARACTERISTICS
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Count
Balance ($)
%
0.000% - 0.490%
6
$50,450,522.24
5.67%
0.500% - 0.990%
2
$28,787,398.31
3.24%
1.000% - 1.490%
13
$174,620,553.06
19.63%
1.500% - 1.990%
26
$409,012,694.39
45.98%
2.000% - 2.490%
11
$128,929,294.64
14.49%
2.500% - 2.990%
4
$29,972,444.99
3.37%
3.000% - 3.490%
5
$63,668,314.32
7.16%
4.000% - 4.490%
1
$4,075,000.00
0.46%
Total
68
$889,516,221.95
100.00%
DSCR
Total Weighted Average DSCR: 1.72
0
5
10
15
20
25
30
35
40
45
50
0.000%
-
0.490%
0.500%
-
0.990%
1.000%
-
1.490%
1.500%
-
1.990%
2.000%
-
2.490%
2.500%
-
2.990%
3.000%
-
3.490%
4.000%
-
4.490%
40.32%
Amortizing Balloon
23.44%
IO Maturity Balloon
36.25%
IO/Amortizing/Balloon
Amortizing Balloon
40.32%
IO Maturity Balloon
23.44%
IO/Amortizing/Balloon
36.25%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
39
$358,623,928.77
40.32%
IO Maturity Balloon
6
$208,475,000.00
23.44%
IO/Amortizing/Balloon
23
$322,417,293.18
36.25%
Total
68
$889,516,221.95
100.00%
Amortization Type

August 2018
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
A
B
C
D
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Adjustments that are based on principal haircut or future interest foregone due to modification
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E

August 2018
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
11,285,961.22
1.3%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
1
95,762,227.67
10.6%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
May 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Apr 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Mar 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Feb 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jan 2018
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Dec 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Nov 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Oct 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Sep 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Aug 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jul 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
0
0.00
0
0.00
Jun 2017
0.00
0.0%
0.0%
0.0%
0.0%
0.0%
0.0%
0
0.00
0.0%
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO
(2) Percentage in relation to Ending Scheduled Balance

August 2018
Delinquency Summary Report
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
68
889,516,221.95
100.00%
889,524,457.24
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
68
889,516,221.95
100.00%
889,524,457.24
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
68
889,516,221.95
100.00%
889,524,457.24
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
68
889,516,221.95
100.00%
889,524,457.24
Group 1
Current
Current
100.0%
30 - 59 days
0.0%
60 - 89 days
0.0%
90 - 120 days
0.0%
121 + days
0.0%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

August 2018
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
Count:
Totals:
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

August 2018
ADDITIONAL LOAN DETAIL
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21
Loan ID
Asset Name
Rule 15 Ga-1
Asset Originator
Ending Balance
Most Recent Appraisal
Repurchase/Replacement
Status
Specially Serviced Loans That Are Not Delinquent
Count
Balance

Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator's Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate Administrator's Website; provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.
August 2018
INVESTOR NOTICE
Citigroup Commercial Mortgage Trust 2014-GC21
Commercial Mortgage Pass-Through Certificates, Series 2014-GC21

Document Outline

  Table of Contents
    Payment Detail
    Payment Detail (Exchange Certificates)
    Factor Detail
    Principal Detail
    Interest Detail
    Reconciliation of Funds
    Additional Reconciliation Detail
    Interest Adjustment Reconciliation
    Appraisal Reduction Report
    Loan Level Detail
    Historical Loan Modification Report
    REO Status Report
    REO Additional Detail
    Material Breaches and Document Defects
    Mortgage Loan Characteristics
    Bond/Collateral Realized Loss Reconciliation
    Historical Delinquency & Liquidation (Stated)
    Delinquency Summary Report
    Historical Liquidation Loss Loan Detail
    Additional Loan Detail
    Investor Notice